Derivative Instruments - Gain (Loss) Recognized in OCI on Derivatives (Details) - Designated as Hedging Instrument - Cash Flow Hedge - USD ($) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI		$ (10.4)	$ (22.6)	$ 43.6	$ (67.5)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI		(24.6)	5.1	(18.9)	(2.9)
Foreign currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI		$ 14.2	$ (27.7)	$ 62.5	$ (64.6)
Predecessor Company
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI	$ 40.4					$ 65.1
Predecessor Company | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI	11.3					2.4
Predecessor Company | Foreign currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Total gain (loss) recognized in OCI	$ 29.1					$ 62.7